OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10381

Registrant Name:	PIMCO New York Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2009

Date of Reporting Period:	January 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO New York Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—90.2%
$1,600	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc., 6.00%, 11/15/36	NR/NR	$1,052,784
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
11,410	5.25%, 10/1/35, Ser. 1251 (d)	A1/A	9,075,467
120	5.25%, 10/1/35, Ser. 1251	A1/A	96,462
1,925	5.50%, 10/1/37	A1/AA-	1,578,847
2,300	Long Island Power Auth. Rev., 5.75%, 4/1/39, Ser. A	A3/A-	2,286,752
	Metropolitan Transportation Auth. Rev.,
8,150	5.00%, 7/1/30, Ser. A (AMBAC)	A1/AA-	7,572,817
1,375	5.125%, 1/1/29, Ser. A	A1/AA-	1,300,296
2,000	5.25%, 11/15/31, Ser. E	A2/A	1,888,240
1,600	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,174,272
	New York City, GO, Ser. J,
2,595	5.125%, 5/15/29 (MBIA)	Aa3/AA	2,476,720
5	5.25%, 6/1/28	Aa3/AA	4,922
	New York City Industrial Dev. Agcy. Rev.,
1,000	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	662,830
900	Queens Baseball Stadium, 6.50%, 1/1/46 (a)	NR/NR	912,393
1,820	Vaughn College Aeronautics, 5.25%, 12/1/36, Ser. B	NR/BB+	1,128,018
3,200	Yankee Stadium, 7.00%, 3/1/49 (a)	NR/NR	3,364,992
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
7,605	4.75%, 6/15/31, Ser. A (MBIA-FGIC)	Aa2/AAA	7,183,987
3,000	5.00%, 6/15/32, Ser. A	Aa2/AAA	2,919,210
5,000	5.125%, 6/15/33, Ser. C	Aa2/AAA	4,921,050
5,000	5.25%, 6/15/25, Ser. D	Aa2/AAA	5,107,750
5,000	New York City Municipal Water Finance Auth. Rev.,
	4.75%, 6/15/35, Ser. DD (d)	Aa3/AA+	4,467,950
	New York City Transitional Finance Auth. Rev.,
7,345	4.75%, 11/1/23, Ser. B	Aa1/AAA	7,389,511
5,000	5.25%, 1/15/39, Ser. S-3	A1/AA-	4,754,050
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev.,
	5.00%, 7/15/34, Ser. A (MBIA)	Baa1/AA	931,980
	Port Auth. of New York & New Jersey Rev., Ser. 132,
3,000	5.00%, 9/1/29	Aa3/AA-	2,961,930
4,300	5.00%, 9/1/38	Aa3/AA-	4,059,286
	State Dormitory Auth. Rev.,
3,850	Lenox Hill Hospital, 5.50%, 7/1/30	Ba1/NR	2,772,616
1,825	Mount Sinai Health, 6.50%, 7/1/25, Ser. A	A3/NR	1,704,057
7,000	NY & Presbyterian Hospital, 4.75%, 8/1/27 (AMBAC-FHA)	Aa3/A	6,604,850
1,500	NYU Hospital Center, 5.00%, 7/1/26, Ser. A	Ba2/BB	960,030
2,900	Orange Regional Medical Center, 6.25%, 12/1/37	Ba1/NR	2,028,405
4,000	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	3,811,880
	Teachers College,
1,500	5.00%, 7/1/32 (MBIA)	A1/NR	1,497,870
1,800	5.50%, 3/1/39	A1/NR	1,689,498
1,275	Winthrop Univ. Hospital Assoc., 5.25%, 7/1/31, Ser. A (AMBAC)	Baa1/A	1,150,662
2,000	State Environmental Facs. Corp., State Clean Water & Drinking Rev., 5.125%, 6/15/31	Aaa/AAA	2,006,920
1,800	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (d)	NR/AAA	1,720,188
	Triborough Bridge & Tunnel Auth. Rev.,
1,500	5.00%, 1/1/27, Ser. A	Aa2/AA-	1,503,150
755	5.00%, 1/1/32, Ser. A	Aa2/AA-	729,979
3,000	5.25%, 11/15/34, Ser. A-2 (a)	NR/AA-	2,991,330
2,945	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital, 5.00%, 12/1/27, Ser. C (FSA)	Aa3/AAA	2,977,483

	Total New York Municipal Bonds & Notes (cost—$121,874,059)		113,421,434

PIMCO New York Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

OTHER MUNICIPAL BONDS & NOTES—3.2%
	Louisiana—0.4%
$750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	$483,075

	Puerto Rico—2.8%
	Aqueduct & Sewer Auth. Rev., Ser. A,
3,100	6.00%, 7/1/38	Baa3/BBB-	2,731,379
1,000	6.00%, 7/1/44	Baa3/BBB-	864,940

			3,596,319

	Total Other Municipal Bonds & Notes (cost—$4,595,817)		4,079,394

OTHER VARIABLE RATE NOTES (b)—2.7%
	Puerto Rico—2.7%
2,500	Commonwealth of Puerto Rico, GO, 4.655%, 7/1/19, Ser. A	Aa2/AAA	2,053,825
1,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Ba1/BBB-	1,272,141

	Total Other Variable Rate Notes (cost—$3,456,466)		3,325,966

CORPORATE BONDS & NOTES (c)—1.5%
2,900	American General Finance Corp., 4.625%, 9/1/10	Baa1/BBB	1,722,687
200	International Lease Finance Corp., 2.373%, 5/24/10, FRN	Baa1/BBB+	165,846

	Total Corporate Bonds & Notes (cost—$1,963,082)		1,888,533

SHORT-TERM INVESTMENTS (c)—2.4%
	Corporate Bonds & Notes—2.4%
300	American General Finance Corp., 4.625%, 5/15/09	Baa1/BBB	273,986
	CIT Group, Inc.,
300	2.269%, 8/17/09	Baa1/BBB+	284,883
800	4.125%, 11/3/09	Baa1/BBB+	752,461
1,700	Goldman Sachs Group, Inc., 2.229%, 11/16/09, FRN	A1/A	1,653,780
100	International Lease Finance Corp., 1.494%, 1/15/10, FRN	Baa1/BBB+	88,344

	Total Corporate Bonds & Notes (cost—$3,028,255)		3,053,454

	Total Investments (cost—$134,917,679)—100.0%		$125,768,781

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, are valued at the last quoted bid price for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained by independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2009.

(b)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.

(c)	All or partial amount segregated as collateral for reverse repurchase agreements.

(d)	Residual Interest Bonds Held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:

AMBAC	—	insured by American Municipal Bond Assurance Corp.
FGIC	—	insured by Financial Guaranty Insurance Co.
FHA	—	insured by Federal Housing Administration
FRN	—	Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on January 31, 2009.
FSA	—	insured by Financial Security Assurance, Inc.
GO	—	General Obligation Bond
MBIA	—	insured by Municipal Bond Investors Assurance
NR	—	Not Rated
Other Investments:
(1) Transactions in options written for the nine months ended January 31, 2009:

	Contracts	Premiums

Options outstanding, April 30, 2008	82	$66,986
Options expired	(82)	(66,986)

Options outstanding, January 31, 2009	—	$—

(2) Open reverse repurchase agreements at January 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par

Barclays Bank	0.90%	1/23/09	2/26/09	$1,733,260	$1,733,000
	0.90%	1/28/09	3/2/09	2,284,171	2,284,000
Credit Suisse First Boston	1.125%	1/6/09	2/6/09	204,160	204,000

					$4,221,000

Collateral for open reverse repurchase agreements at January 31, 2009 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

Barclays Bank	American General Finance Corp.	4.625%	5/15/09	$300,000	$273,986
	American General Finance Corp.	4.625%	9/1/10	2,900,000	1,722,687
	CIT Group, Inc.	2.269%	8/17/09	300,000	284,883
	CIT Group, Inc.	4.125%	11/3/09	800,000	752,461
	Goldman Sachs Group, Inc.	2.229%	11/16/09	1,700,000	1,653,780
Credit Suisse First Boston	International Lease Finance Corp.	1.494%	1/15/10	100,000	88,344
	International Lease Finance Corp.	2.373%	5/24/10	200,000	165,846

					$4,941,987

The Fund received $298,812 in U.S. government agency securities as collateral for reverse repurchase agreements.

Fair Value Measurements—Effective May 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access.

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used at January 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	125,768,781
Level 3 — Significant Unobservable Inputs	—

Total	$125,768,781

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 26, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer
Date: March 26, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 26, 2009